EXIT AND DISPOSAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
EXIT AND DISPOSAL ACTIVITIES
Disposal Groups, Including Discontinued Operations

Assets and liabilities of the discontinued operations

	December 31,
	2019	2020
ASSETS:
Cash and cash equivalents	$845	$—
Other current assets	81	—
Total current assets associated with discontinued operations	$926	$—
Long-lived assets held-for-sale	217	—
Total non-current assets associated with discontinued operations	$217	$—

LIABILITIES:
Accounts payable	$542	$—
Payables for purchases of property, plant and equipment	359	—
Other current liabilities	264	—
Total current liabilities associated with discontinued operations	$1,165	$—

Results of the discontinued operations

	Year ended December 31,
	2018	2019	2020

Revenues	$7,113	$—	$—
Cost of revenues	(9,510)	—	—
Long-lived assets impairment	(18,770)	—	—
(Loss) income from discontinued operations, net of tax of nil	$(23,030)	$1,261	$(141)

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Condensed cash flow of the discontinued operations

	Year ended December 31,
	2018	2019	2020

Net cash provided by (used in) operating activities	$17,993	$1,010	$(50)
Net cash provided by (used in) investing activities	617	1,457	(195)
Net cash used in financing activities	(16,779)	(2,651)	—